Fair values of financial assets and financial liabilities - Non-market observable valuation techniques Level 3 (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Day one profit or loss
Closing balance of unrecognised day one profit	$ 4	$ 5
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit	4	5
At fair value | Level 3
Total Level 3 Assets
Balance as at beginning of year	1,399	1,587
Income statements	3	(34)
Available-for-sale reserve	(7)	4
Acquisition and issues	1,516	1,699
Disposal and settlements	(1,893)	(1,820)
Transfer into or out of non-market observables	(75)	(2)
Foreign currency translation impacts	21	(35)
Balance as at end of year	964	1,399
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(3)	(31)
Total Level 3 Liabilities
Balance as at beginning of year	9	17
Income statements	1	(3)
Acquisition and issues	1	6
Disposal and settlements	(5)	(9)
Transfer into or out of non-market observables		(2)
Balance as at end of year	6	9
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(2)	(3)
At fair value | Level 3 | Parent Entity
Total Level 3 Assets
Balance as at beginning of year	580	682
Income statements	7	1
Available-for-sale reserve	2
Acquisition and issues	42	51
Disposal and settlements	(288)	(135)
Transfer into or out of non-market observables	(53)	(2)
Foreign currency translation impacts	(1)	(17)
Balance as at end of year	289	580
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	9	(1)
Total Level 3 Liabilities
Balance as at beginning of year	9	17
Income statements	1	(3)
Acquisition and issues	1	6
Disposal and settlements	(5)	(9)
Transfer into or out of non-market observables		(2)
Balance as at end of year	6	9
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(2)	(3)
At fair value | Level 3 | Derivative financial instruments
Total Level 3 Liabilities
Balance as at beginning of year	9	17
Income statements	1	(3)
Acquisition and issues	1	6
Disposal and settlements	(5)	(9)
Transfer into or out of non-market observables		(2)
Balance as at end of year	6	9
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(2)	(3)
At fair value | Level 3 | Derivative financial instruments | Parent Entity
Total Level 3 Liabilities
Balance as at beginning of year	9	17
Income statements	1	(3)
Acquisition and issues	1	6
Disposal and settlements	(5)	(9)
Transfer into or out of non-market observables		(2)
Balance as at end of year	6	9
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(2)	(3)
At fair value | Level 3 | Trading securities and financial assets designated at fair value
Total Level 3 Assets
Balance as at beginning of year	767	840
Income statements	2	(26)
Acquisition and issues	67	122
Disposal and settlements	(433)	(162)
Transfer into or out of non-market observables	(75)	10
Foreign currency translation impacts	2	(17)
Balance as at end of year	330	767
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(7)	(29)
At fair value | Level 3 | Trading securities and financial assets designated at fair value | Parent Entity
Total Level 3 Assets
Balance as at beginning of year	501	590
Income statements	6	8
Acquisition and issues	21	32
Disposal and settlements	(268)	(122)
Transfer into or out of non-market observables	(53)	10
Foreign currency translation impacts	(1)	(17)
Balance as at end of year	206	501
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	5	1
At fair value | Level 3 | Derivative financial instruments
Total Level 3 Assets
Balance as at beginning of year	15	43
Income statements	1	(8)
Acquisition and issues	3	5
Disposal and settlements	(4)	(13)
Transfer into or out of non-market observables		(12)
Balance as at end of year	15	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	4	(2)
At fair value | Level 3 | Derivative financial instruments | Parent Entity
Total Level 3 Assets
Balance as at beginning of year	15	42
Income statements	1	(7)
Acquisition and issues	3	5
Disposal and settlements	(6)	(13)
Transfer into or out of non-market observables		(12)
Balance as at end of year	13	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	4	(2)
At fair value | Level 3 | Available-for-sale securities
Total Level 3 Assets
Balance as at beginning of year	617	704
Available-for-sale reserve	(7)	4
Acquisition and issues	1,446	1,572
Disposal and settlements	(1,456)	(1,645)
Foreign currency translation impacts	19	(18)
Balance as at end of year	619	617
At fair value | Level 3 | Available-for-sale securities | Parent Entity
Total Level 3 Assets
Balance as at beginning of year	64	50
Available-for-sale reserve	2
Acquisition and issues	18	14
Disposal and settlements	(14)
Balance as at end of year	$ 70	$ 64